INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

	Year ended	Year ended
	December 31, 2023	December 31, 2022
Total Deferred Tax Assets	$10,319,663	$8,257,238
Valuation Allowance for Deferred Tax Assets	(10,319,663)	(8,257,238)
Deferred Tax Assets, net of valuation allowance	-	-

Total Net Deferred Tax Asset	$-	$-